Comprehensive Income (Loss) (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Comprehensive loss	$ (611)	$ (836)	$ (2,525)	$ (2,157)	$ (3,235)	$ (2,333)